Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

13. Subsequent Events

On January 4, 2025, February 3, 2025 and March 3, 2025, the Company issued a total of 550,000, 240,000 and 210,000 ordinary shares to five consultants of the Company under the 2024 Equity Incentive Plan.

On April 9, 2025, the Company entered into Securities Purchase Agreements (the “Securities Purchase Agreements”) with several investors named therein (the “Purchasers”), pursuant to which the Company agreed to issue and sell, in a best effort offering (the “Offering”), a total of 23,800,000 ordinary shares with no par value at the price of $0.30 per ordinary share for aggregate gross proceeds of $7,140,000. The Securities Purchase Agreements contain customary representations and warranties and agreements of the Company and the Purchasers and customary indemnification rights and obligations of the parties. The Offering closed on April 11, 2025.

The Company evaluated all events and transactions that occurred after December 31, 2024 up through the date the Company issued these consolidated financial statements. Other than the event disclosed above, there was no other subsequent event occurred that would require recognition or disclosure in the Company’s consolidated financial statements.